Loss Per Share (Details) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	284,249	110,560
Restricted shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share		387
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	50,760	35,445
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average numbers of shares excluded from the calculation of diluted net loss per share	233,489	74,728